Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA  19103-2921
Tel:  215.963.5000
Fax:  215.963.5001
www.morganlewis.com

April 6, 2015

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Bridge Builder Trust (the “Trust”)
File Nos.: 333-187194 and 811-22811

Dear Sir or Madam:

Our client, the Trust, is filing Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 11 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of adding two new series of the Trust—the Bridge Builder Core Plus Bond Fund and the Bridge Builder International Equity Fund (each, a “Fund” and together, the “Funds”).

In connection with the staff’s review of the Amendment, we would like to call your attention to the disclosure provided in the “Shareholder Information” section of each Fund’s prospectus under the heading “Purchases In-Kind.”  This disclosure has been provided to describe the circumstances in which a Fund will permit investors participating in Edward Jones Advisory Solutions (“Advisory Solutions”) to acquire shares of the Fund with in-kind redemption proceeds they receive from a third party mutual fund.  Advisory Solutions is an investment advisory program or asset-based fee program sponsored and managed by Edward D. Jones & Co., L.P.  (“Edward Jones”).  Fund shares are available exclusively to investors participating in Advisory Solutions.  These in-kind purchase transactions may arise opportunistically at the initiative of Olive Street Investment Advisers, LLC (“Olive Street”), the Funds’ investment adviser and an affiliate of Edward Jones.  These transactions also may be the result of an Advisory Solutions program redemption (generally, a large redemption) from a third party mutual fund where the third party fund elects to satisfy the redemption request with an in-kind distribution of securities.

As discussed in greater detail in each Fund’s prospectus, the Board of Trustees of the Trust (the “Board”) intends to adopt procedures that identify specific factors that must be considered by Olive Street and the Board prior to a Fund’s acceptance of in-kind securities.  These procedures will require, among other things, that (1) Olive Street, in consultation with a Fund’s sub-advisers, determine that the securities to be contributed to the Fund are appropriate for investment by the Fund; (2) the Fund’s valuation procedures will be used when determining the value of the securities to be contributed to the Fund; and (3) Olive Street and the Board reasonably determine that the in-kind purchase transaction, when considered as a whole, is expected to be in the best interests of the Fund and its shareholders.

Securities and Exchange Commission
April 6, 2015

Although the contributed securities will be appropriate for investment by a Fund, certain of the in-kind purchase transactions are expected to involve the liquidation of a portion of the contributed securities.  In such instances, the in-kind purchase transaction will be permitted only if Olive Street reasonably determines that the overall benefits to the Fund and its shareholders of the in-kind purchase transaction, when considered as a whole, are expected to materially outweigh the costs of liquidating the securities.  In making such determination, Olive Street will review and document the specific facts and circumstances of the particular in-kind purchase transaction and will review and consider all relevant factors, including those discussed in each Fund’s prospectus.

We respectfully request the opportunity to discuss the foregoing in-kind purchase transactions and Board procedures with the staff in greater detail.  Please contact the undersigned at (215) 963-5598 at your earliest convenience.

Sincerely,

/s/ Sean Graber
Sean Graber